Shareholder's Equity (Details) R$ / shares in Units, R$ in Thousands		3 Months Ended	7 Months Ended	12 Months Ended
	Sep. 03, 2018 shares	Dec. 31, 2018 BRL (R$)	Jul. 31, 2020 shares R$ / shares	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2019 BRL (R$) shares
Share-base compensation plan on combined carve-out financial statements from October 11, 2018 to July 31,2020 – note2a)
Number of outstanding restricted shares				932,603
Effects on Consolidated Statement of Profit or Loss | R$				R$ 63,331
Cogna Group
Share-base compensation plan on combined carve-out financial statements from October 11, 2018 to July 31,2020 – note2a)
Number of outstanding restricted shares					29,736
Cogna Group | Restricted share-based compensation plan
Share-base compensation plan on combined carve-out financial statements from October 11, 2018 to July 31,2020 – note2a)
Total share capital corresponding under the plan	19,416,233
Percentage of the Cogna Group’s total share capital under the plan	1.18%
Period under which company is obligated to to transfer the restricted shares under the plan	10 days
Period of continuing employment relationship for employees or officers to be eligible for getting share	3 years
Number of outstanding restricted shares			159,919
Grant date fair value | R$ / shares			R$ 10.58
Effects on Consolidated Statement of Profit or Loss | R$		R$ 475		R$ 686	R$ 1,372